Income Taxes - Schedule of Provision for Income Tax (Details) (10 K) - KRW (₩) ₩ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current
Deferred			16,850	(9,118)
Total	₩ (1,621)	₩ (2,930)	₩ 16,850	₩ (9,118)